OTHER OPERATING INCOME / (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other operating income / (expense) [Abstract]
Schedule of Other Operating Income / (Expense)
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Other income	-	40	138
Rental income from premises	-	-	3
Government supports	-	(1,827)	-
Fair value gain on contingent consideration	1,870	-	-

	1,870	(1,787)	141